Schedule of components of deferred tax assets (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Deferred tax assets, gross:
Operating lease liabilities, net of ROU	$ (3,154)
Net operating loss carried forward	172,409	124,455
Valuation allowance	(169,255)	(124,455)
Deferred tax assets, net of valuation allowance